Quarterly Report
September 30, 2024
State Street Master Funds
State Street International Developed Equity Index Portfolio

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	11
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.7%
AUSTRALIA — 7.6%
Ampol Ltd.	49,395	$1,046,196
ANZ Group Holdings Ltd.	598,670	12,659,180
APA Group Stapled Security	257,937	1,388,604
Aristocrat Leisure Ltd.	116,265	4,726,610
ASX Ltd.	38,835	1,722,389
BHP Group Ltd.	1,012,613	32,286,922
BlueScope Steel Ltd.	91,093	1,402,946
Brambles Ltd.	268,717	3,547,620
CAR Group Ltd.	71,079	1,847,193
Cochlear Ltd.	13,240	2,591,068
Coles Group Ltd.	258,005	3,232,578
Commonwealth Bank of Australia	333,512	31,325,729
Computershare Ltd.	106,029	1,858,802
Dexus REIT	210,234	1,105,542
Endeavour Group Ltd.	319,135	1,111,428
Fortescue Ltd.	339,965	4,877,394
Glencore PLC (a)	2,074,824	11,903,163
Goodman Group REIT	336,738	8,641,310
GPT Group REIT	374,436	1,293,630
Insurance Australia Group Ltd.	478,208	2,441,731
Lottery Corp. Ltd.	442,593	1,572,091
Macquarie Group Ltd.	72,869	11,746,974
Medibank Pvt Ltd.	581,059	1,471,351
Mineral Resources Ltd. (b)	34,833	1,257,567
Mirvac Group REIT	797,874	1,190,079
National Australia Bank Ltd.	614,584	15,924,837
Northern Star Resources Ltd.	224,657	2,489,018
Orica Ltd.	97,898	1,259,856
Origin Energy Ltd.	337,307	2,342,408
Pilbara Minerals Ltd. (a) (b)	527,481	1,196,624
Pro Medicus Ltd.	12,004	1,484,426
Qantas Airways Ltd. (a)	166,782	858,531
QBE Insurance Group Ltd.	302,113	3,466,634
Ramsay Health Care Ltd.	34,732	1,002,848
REA Group Ltd. (b)	9,983	1,392,067
Reece Ltd. (b)	48,540	959,727
Rio Tinto Ltd.	73,320	6,568,296
Rio Tinto PLC	225,089	15,998,898
Santos Ltd.	663,282	3,230,267
Scentre Group REIT	1,008,455	2,553,598
SEEK Ltd. (b)	70,304	1,212,019
Seven Group Holdings Ltd.	41,736	1,241,563
Sonic Healthcare Ltd.	85,913	1,622,967
South32 Ltd.	869,994	2,275,416
Stockland REIT	474,699	1,725,650
Suncorp Group Ltd.	257,889	3,236,492
Telstra Group Ltd.	792,374	2,132,873
Transurban Group Stapled Security	613,177	5,585,393
Treasury Wine Estates Ltd.	157,053	1,307,467
Vicinity Ltd. REIT	773,415	1,185,791
Washington H Soul Pattinson & Co. Ltd. (b)	46,036	1,109,828
Security Description	Shares	Value
Wesfarmers Ltd.	227,074	$11,095,023
Westpac Banking Corp.	690,746	15,200,388
WiseTech Global Ltd.	32,570	3,099,869
Woodside Energy Group Ltd.	372,546	6,513,037
Woolworths Group Ltd.	242,265	5,596,777
		273,116,685
AUSTRIA — 0.2%
Erste Group Bank AG	66,292	3,643,771
Mondi PLC	88,803	1,692,636
OMV AG	31,517	1,349,296
Verbund AG	14,316	1,190,314
voestalpine AG	22,739	593,335
		8,469,352
BELGIUM — 0.8%
Ageas SA	31,862	1,704,016
Anheuser-Busch InBev SA	178,945	11,858,875
D'ieteren Group	4,423	937,401
Elia Group SA	5,712	654,700
Groupe Bruxelles Lambert NV	16,553	1,292,255
KBC Group NV	45,827	3,652,793
Lotus Bakeries NV	87	1,169,040
Sofina SA	3,290	931,170
Syensqo SA	14,831	1,317,716
UCB SA	25,460	4,603,172
Warehouses De Pauw CVA REIT	36,020	962,391
		29,083,529
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,078,304
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	865,643
CHILE — 0.1%
Antofagasta PLC	77,374	2,089,203
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	767,000	2,458,745
Prosus NV	283,811	12,435,501
SITC International Holdings Co. Ltd.	243,000	656,968
Wharf Holdings Ltd.	230,000	657,354
Wilmar International Ltd.	385,400	1,007,090
		17,215,658
DENMARK — 3.3%
AP Moller - Maersk AS Class A	572	929,141
AP Moller - Maersk AS Class B	847	1,427,834
Carlsberg AS Class B	19,073	2,277,510
Coloplast AS Class B	24,427	3,199,884
Danske Bank AS	135,335	4,082,641
Demant AS (a)	21,084	825,747
DSV AS	33,916	7,019,817
Genmab AS (a)	12,145	2,945,565
Novo Nordisk AS Class B	640,666	75,466,129

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Novonesis (Novozymes) B Class B	68,692	$4,958,946
Orsted AS (a) (d)	36,095	2,405,793
Pandora AS	16,910	2,791,118
Rockwool AS Class B	2,037	958,804
Tryg AS	69,763	1,658,562
Vestas Wind Systems AS (a)	202,558	4,483,599
Zealand Pharma AS (a)	12,758	1,552,849
		116,983,939
FINLAND — 1.0%
Elisa OYJ	28,435	1,511,215
Fortum OYJ (b)	91,577	1,512,116
Kesko OYJ Class B (b)	57,821	1,236,739
Kone OYJ Class B	69,227	4,148,906
Metso OYJ (b)	131,475	1,408,634
Neste OYJ (b)	83,742	1,629,013
Nokia OYJ	1,064,784	4,663,095
Nordea Bank Abp	586,434	6,919,234
Nordea Bank Abp	41,252	487,556
Orion OYJ Class B	20,582	1,130,610
Sampo OYJ Class A	87,911	4,110,939
Stora Enso OYJ Class R	115,387	1,480,943
UPM-Kymmene OYJ	104,724	3,514,499
Wartsila OYJ Abp	99,516	2,232,404
		35,985,903
FRANCE — 9.3%
Accor SA	38,174	1,661,560
Aeroports de Paris SA	6,344	816,350
Air Liquide SA	115,432	22,320,724
Airbus SE	118,462	17,348,537
Alstom SA (a)	72,423	1,506,224
Amundi SA (d)	11,496	860,259
Arkema SA	11,768	1,122,930
AXA SA	360,566	13,895,210
BioMerieux	7,880	946,286
BNP Paribas SA	201,206	13,821,422
Bollore SE	139,783	933,689
Bouygues SA	38,117	1,278,767
Bureau Veritas SA	65,820	2,187,592
Capgemini SE	30,481	6,597,855
Carrefour SA	112,192	1,916,994
Cie de Saint-Gobain SA	89,766	8,186,985
Cie Generale des Etablissements Michelin SCA	134,520	5,473,779
Covivio SA REIT	11,567	704,205
Credit Agricole SA	204,291	3,129,287
Danone SA	129,336	9,431,533
Dassault Aviation SA	4,199	866,965
Dassault Systemes SE	132,500	5,268,845
Edenred SE	47,543	1,805,114
Eiffage SA	14,427	1,395,013
Engie SA	361,012	6,251,111
EssilorLuxottica SA	59,352	14,082,585
Eurazeo SE	9,058	745,552
Security Description	Shares	Value
Gecina SA REIT	8,880	$1,024,749
Getlink SE	64,204	1,147,911
Hermes International SCA	6,275	15,449,093
Ipsen SA	7,159	882,873
Kering SA	14,754	4,229,345
Klepierre SA REIT	43,119	1,416,740
La Francaise des Jeux SAEM (d)	18,489	762,244
Legrand SA	51,805	5,972,494
L'Oreal SA	48,045	21,558,176
LVMH Moet Hennessy Louis Vuitton SE	54,924	42,203,635
Orange SA	373,341	4,285,423
Pernod Ricard SA	40,430	6,118,531
Publicis Groupe SA	46,337	5,078,356
Renault SA	38,533	1,676,756
Rexel SA	41,607	1,205,930
Safran SA	68,248	16,079,107
Sartorius Stedim Biotech	5,561	1,165,243
SEB SA	4,806	549,783
Societe Generale SA	140,243	3,498,183
Sodexo SA	17,895	1,470,917
Teleperformance SE	11,251	1,167,771
Thales SA	18,514	2,945,447
TotalEnergies SE	430,862	28,130,523
Unibail-Rodamco-Westfield REIT (a)	23,242	2,038,824
Veolia Environnement SA	134,302	4,424,687
Vinci SA	99,679	11,675,349
Vivendi SE	150,580	1,744,409
		332,457,872
GERMANY — 8.7%
adidas AG	32,285	8,571,937
Allianz SE	78,213	25,750,443
BASF SE	176,648	9,375,375
Bayer AG	194,231	6,573,598
Bayerische Motoren Werke AG	63,671	5,626,534
Bayerische Motoren Werke AG Preference Shares	11,599	961,818
Bechtle AG	15,089	675,624
Beiersdorf AG	20,452	3,084,861
Brenntag SE	26,021	1,945,149
Carl Zeiss Meditec AG	8,085	642,005
Commerzbank AG	203,650	3,755,862
Continental AG	22,399	1,453,408
Covestro AG (a) (d)	38,096	2,378,404
CTS Eventim AG & Co. KGaA	12,864	1,340,214
Daimler Truck Holding AG	95,435	3,581,940
Deutsche Bank AG	372,577	6,444,296
Deutsche Boerse AG	37,937	8,920,953
Deutsche Lufthansa AG	121,904	895,216
Deutsche Post AG	203,659	9,098,566
Deutsche Telekom AG	696,939	20,526,642
Dr. Ing hc F Porsche AG Preference Shares (d)	21,677	1,729,772
E.ON SE	443,928	6,616,681

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Evonik Industries AG	52,799	$1,237,453
Fresenius Medical Care AG	40,959	1,745,753
Fresenius SE & Co. KGaA (a)	83,117	3,175,269
GEA Group AG	32,791	1,608,778
Hannover Rueck SE	12,364	3,533,884
Heidelberg Materials AG	26,793	2,918,468
Henkel AG & Co. KGaA	20,708	1,764,538
Henkel AG & Co. KGaA Preference Shares	34,150	3,216,747
Infineon Technologies AG	261,764	9,190,780
Knorr-Bremse AG	14,406	1,283,814
LEG Immobilien SE	14,932	1,562,831
Mercedes-Benz Group AG	149,527	9,685,695
Merck KGaA	25,815	4,552,112
MTU Aero Engines AG	10,866	3,395,561
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,453	14,593,158
Nemetschek SE	11,865	1,231,500
Porsche Automobil Holding SE Preference Shares	30,321	1,390,137
Puma SE	19,231	804,854
Rational AG	1,075	1,097,775
Rheinmetall AG	8,814	4,784,652
RWE AG	124,056	4,524,635
SAP SE	208,497	47,562,476
Sartorius AG Preference Shares	5,144	1,447,871
Scout24 SE (d)	14,716	1,268,738
Siemens AG	151,746	30,711,046
Siemens Energy AG (a)	127,676	4,712,238
Siemens Healthineers AG (d)	57,312	3,445,051
Symrise AG	27,097	3,752,984
Talanx AG	12,433	1,049,015
Volkswagen AG Preference Shares	40,893	4,342,973
Vonovia SE	147,866	5,401,297
Zalando SE (a) (d)	44,998	1,487,517
		312,428,898
HONG KONG — 1.9%
AIA Group Ltd.	2,225,600	19,956,619
CK Asset Holdings Ltd.	395,899	1,743,128
CK Infrastructure Holdings Ltd.	136,000	931,471
CLP Holdings Ltd.	318,500	2,823,138
Futu Holdings Ltd. ADR (a)	10,900	1,042,585
Hang Seng Bank Ltd.	144,300	1,815,941
Henderson Land Development Co. Ltd.	259,436	828,325
HKT Trust & HKT Ltd. Stapled Security	811,000	1,038,874
Hong Kong & China Gas Co. Ltd.	2,331,995	1,921,438
Hong Kong Exchanges & Clearing Ltd.	239,930	10,075,979
Hongkong Land Holdings Ltd.	238,600	875,662
Security Description	Shares	Value
Jardine Matheson Holdings Ltd.	33,000	$1,288,980
Link REIT	527,591	2,665,973
MTR Corp. Ltd.	325,012	1,228,079
Power Assets Holdings Ltd.	274,000	1,756,704
Prudential PLC	536,727	5,000,692
Sino Land Co. Ltd.	824,456	905,389
Sun Hung Kai Properties Ltd.	278,500	3,067,354
Swire Pacific Ltd. Class A	84,500	722,343
Techtronic Industries Co. Ltd.	279,500	4,249,624
WH Group Ltd. (d)	1,695,266	1,344,427
Wharf Real Estate Investment Co. Ltd.	313,000	1,108,143
		66,390,868
IRELAND — 0.4%
AerCap Holdings NV	37,500	3,552,000
AIB Group PLC	342,649	1,967,517
Bank of Ireland Group PLC	206,491	2,311,457
Kerry Group PLC Class A	31,089	3,232,015
Kingspan Group PLC	30,839	2,903,148
		13,966,137
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	510,892
Bank Hapoalim BM	247,133	2,477,509
Bank Leumi Le-Israel BM	301,954	2,958,089
Check Point Software Technologies Ltd. (a)	17,910	3,453,227
Elbit Systems Ltd.	5,427	1,080,819
Global-e Online Ltd. (a) (b)	20,000	768,800
ICL Group Ltd.	150,007	640,404
Israel Discount Bank Ltd. Class A	250,161	1,402,225
Mizrahi Tefahot Bank Ltd.	30,625	1,197,929
Nice Ltd. (a)	12,336	2,151,678
Teva Pharmaceutical Industries Ltd. ADR (a)	220,528	3,973,915
Wix.com Ltd. (a)	10,000	1,671,700
		22,287,187
ITALY — 2.5%
Amplifon SpA (b)	25,292	728,543
Banco BPM SpA	270,244	1,827,128
Coca-Cola HBC AG	45,089	1,611,190
Davide Campari-Milano NV (b)	113,571	963,307
DiaSorin SpA	5,195	608,198
Enel SpA	1,628,870	13,043,438
Eni SpA	459,061	7,009,769
Ferrari NV	25,092	11,753,251
FinecoBank Banca Fineco SpA	120,281	2,063,934
Generali	202,192	5,855,784
Infrastrutture Wireless Italiane SpA (d)	65,940	813,195
Intesa Sanpaolo SpA	2,929,989	12,548,682
Leonardo SpA	80,480	1,798,191

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	101,803	$1,741,185
Moncler SpA	43,715	2,781,900
Nexi SpA (a) (b) (d)	105,114	714,668
Poste Italiane SpA (d)	94,478	1,327,517
Prysmian SpA	53,968	3,927,061
Recordati Industria Chimica e Farmaceutica SpA	21,225	1,203,359
Snam SpA	419,665	2,140,907
Telecom Italia SpA (a) (b)	1,880,790	523,715
Terna - Rete Elettrica Nazionale	274,053	2,473,771
UniCredit SpA	290,916	12,780,905
		90,239,598
JAPAN — 21.8%
Advantest Corp.	152,900	7,205,669
Aeon Co. Ltd.	126,100	3,437,248
AGC, Inc.	39,100	1,270,258
Aisin Corp.	113,400	1,250,222
Ajinomoto Co., Inc.	92,400	3,582,567
ANA Holdings, Inc.	35,300	757,380
Asahi Group Holdings Ltd.	285,900	3,754,636
Asahi Kasei Corp.	247,400	1,871,412
Asics Corp.	136,500	2,863,790
Astellas Pharma, Inc.	352,200	4,055,323
Bandai Namco Holdings, Inc.	121,800	2,789,547
Bridgestone Corp.	111,400	4,283,417
Brother Industries Ltd.	49,800	967,869
Canon, Inc. (b)	186,400	6,128,630
Capcom Co. Ltd.	67,400	1,568,143
Central Japan Railway Co.	152,100	3,527,095
Chiba Bank Ltd.	99,200	799,273
Chubu Electric Power Co., Inc.	127,700	1,500,725
Chugai Pharmaceutical Co. Ltd.	133,800	6,484,211
Concordia Financial Group Ltd.	218,700	1,210,923
Dai Nippon Printing Co. Ltd.	82,600	1,473,680
Daifuku Co. Ltd.	64,500	1,245,223
Dai-ichi Life Holdings, Inc.	178,500	4,594,778
Daiichi Sankyo Co. Ltd.	367,000	12,081,956
Daikin Industries Ltd.	52,600	7,382,166
Daito Trust Construction Co. Ltd. (b)	12,300	1,497,085
Daiwa House Industry Co. Ltd.	113,200	3,565,199
Daiwa Securities Group, Inc. (b)	261,700	1,838,706
Denso Corp.	373,800	5,554,474
Dentsu Group, Inc.	42,000	1,294,002
Disco Corp.	18,300	4,796,330
East Japan Railway Co.	185,400	3,692,057
Eisai Co. Ltd.	50,300	1,879,569
ENEOS Holdings, Inc.	582,600	3,171,635
FANUC Corp.	188,700	5,527,496
Fast Retailing Co. Ltd.	38,100	12,630,747
Fuji Electric Co. Ltd.	25,000	1,506,572
Security Description	Shares	Value
FUJIFILM Holdings Corp.	222,000	$5,723,825
Fujitsu Ltd.	330,800	6,788,754
Hamamatsu Photonics KK (b)	57,200	749,990
Hankyu Hanshin Holdings, Inc.	45,100	1,394,241
Hikari Tsushin, Inc.	4,000	891,219
Hitachi Construction Machinery Co. Ltd. (b)	23,300	565,396
Hitachi Ltd.	925,000	24,450,678
Honda Motor Co. Ltd.	885,400	9,331,239
Hoshizaki Corp.	20,300	707,321
Hoya Corp.	69,700	9,640,761
Hulic Co. Ltd.	74,500	757,552
Ibiden Co. Ltd. (b)	22,100	683,672
Idemitsu Kosan Co. Ltd.	191,200	1,374,116
Inpex Corp.	187,400	2,539,018
Isuzu Motors Ltd.	115,600	1,560,568
ITOCHU Corp. (b)	237,900	12,769,828
Japan Airlines Co. Ltd.	25,500	448,799
Japan Exchange Group, Inc.	194,800	2,526,925
Japan Post Bank Co. Ltd.	286,900	2,683,670
Japan Post Holdings Co. Ltd.	372,700	3,559,202
Japan Post Insurance Co. Ltd.	42,100	766,418
Japan Real Estate Investment Corp. REIT	248	989,989
Japan Tobacco, Inc.	240,100	7,014,667
JFE Holdings, Inc. (b)	112,900	1,514,252
Kajima Corp.	73,300	1,371,044
Kansai Electric Power Co., Inc.	139,100	2,304,719
Kao Corp.	94,200	4,681,682
Kawasaki Kisen Kaisha Ltd. (b)	81,300	1,258,377
KDDI Corp.	306,300	9,837,403
Keisei Electric Railway Co. Ltd. (b)	24,800	740,151
Keyence Corp.	38,800	18,542,841
Kikkoman Corp.	134,000	1,525,112
Kirin Holdings Co. Ltd.	151,800	2,319,874
Kobe Bussan Co. Ltd. (b)	32,500	1,027,894
Kokusai Electric Corp.	28,200	626,930
Komatsu Ltd.	183,200	5,079,497
Konami Group Corp.	20,700	2,104,876
Kubota Corp.	195,800	2,780,130
Kyocera Corp.	261,200	3,031,264
Kyowa Kirin Co. Ltd.	43,900	775,554
Lasertec Corp.	15,800	2,607,376
LY Corp.	530,500	1,555,080
M3, Inc.	89,400	898,750
Makita Corp.	47,500	1,607,575
Marubeni Corp.	286,100	4,680,327
MatsukiyoCocokara & Co.	62,400	1,026,476
Mazda Motor Corp. (b)	104,900	784,697
McDonald's Holdings Co. Japan Ltd.	19,400	927,685
MEIJI Holdings Co. Ltd.	44,200	1,109,326
Minebea Mitsumi, Inc.	75,000	1,477,559

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Mitsubishi Chemical Group Corp.	254,800	$1,636,855
Mitsubishi Corp.	664,800	13,722,190
Mitsubishi Electric Corp.	372,500	5,998,698
Mitsubishi Estate Co. Ltd.	227,700	3,595,221
Mitsubishi HC Capital, Inc.	159,200	1,124,662
Mitsubishi Heavy Industries Ltd.	639,900	9,472,793
Mitsubishi UFJ Financial Group, Inc.	2,217,100	22,529,047
Mitsui & Co. Ltd.	515,600	11,455,375
Mitsui Chemicals, Inc. (b)	35,100	933,693
Mitsui Fudosan Co. Ltd.	529,800	4,955,763
Mitsui OSK Lines Ltd. (b)	67,400	2,321,116
Mizuho Financial Group, Inc.	484,140	9,937,325
MonotaRO Co. Ltd. (b)	53,900	903,420
MS&AD Insurance Group Holdings, Inc.	256,700	5,976,028
Murata Manufacturing Co. Ltd.	332,000	6,513,968
NEC Corp.	49,100	4,719,834
Nexon Co. Ltd.	67,400	1,333,252
NIDEC Corp.	165,200	3,471,695
Nintendo Co. Ltd.	206,800	11,039,743
Nippon Building Fund, Inc. REIT	1,550	1,428,202
Nippon Paint Holdings Co. Ltd.	186,100	1,427,886
Nippon Prologis REIT, Inc.	470	808,963
Nippon Sanso Holdings Corp.	32,400	1,180,797
Nippon Steel Corp. (b)	172,900	3,865,591
Nippon Telegraph & Telephone Corp.	5,914,900	6,070,381
Nippon Yusen KK (b)	90,100	3,288,045
Nissan Motor Co. Ltd. (b)	443,800	1,248,808
Nissin Foods Holdings Co. Ltd.	43,200	1,210,168
Nitori Holdings Co. Ltd.	15,500	2,361,734
Nitto Denko Corp.	146,500	2,446,276
Nomura Holdings, Inc.	591,600	3,072,978
Nomura Real Estate Holdings, Inc. (b)	21,700	581,185
Nomura Research Institute Ltd.	74,200	2,749,301
NTT Data Group Corp.	123,900	2,230,009
Obayashi Corp.	129,200	1,637,581
Obic Co. Ltd.	66,500	2,345,910
Olympus Corp.	235,100	4,468,116
Omron Corp.	34,900	1,597,387
Ono Pharmaceutical Co. Ltd. (b)	80,500	1,075,753
Oracle Corp. Japan	6,900	711,273
Oriental Land Co. Ltd.	220,000	5,687,640
ORIX Corp.	230,900	5,356,028
Osaka Gas Co. Ltd.	74,000	1,667,897
Otsuka Corp.	45,200	1,119,888
Otsuka Holdings Co. Ltd.	84,400	4,769,332
Pan Pacific International Holdings Corp.	74,800	1,932,229
Panasonic Holdings Corp.	460,700	4,003,426
Security Description	Shares	Value
Rakuten Group, Inc. (a)	293,700	$1,900,508
Recruit Holdings Co. Ltd.	296,500	18,044,131
Renesas Electronics Corp.	336,100	4,885,010
Resona Holdings, Inc. (b)	416,700	2,906,180
Ricoh Co. Ltd.	104,000	1,121,504
Rohm Co. Ltd. (b)	64,400	723,059
SBI Holdings, Inc.	55,400	1,276,167
SCREEN Holdings Co. Ltd. (b)	16,900	1,178,298
SCSK Corp.	30,900	639,322
Secom Co. Ltd.	81,000	2,997,861
Seiko Epson Corp.	57,900	1,068,422
Sekisui Chemical Co. Ltd.	72,500	1,131,039
Sekisui House Ltd.	115,500	3,208,872
Seven & i Holdings Co. Ltd.	436,700	6,554,774
SG Holdings Co. Ltd. (b)	62,100	669,016
Shimadzu Corp.	46,800	1,561,963
Shimano, Inc.	14,900	2,830,208
Shin-Etsu Chemical Co. Ltd.	359,700	15,030,250
Shionogi & Co. Ltd.	148,500	2,131,884
Shiseido Co. Ltd.	79,400	2,150,972
Shizuoka Financial Group, Inc.	96,100	836,105
SMC Corp.	11,300	5,028,279
SoftBank Corp.	5,646,000	7,389,060
SoftBank Group Corp.	204,100	12,024,264
Sompo Holdings, Inc.	187,900	4,204,893
Sony Group Corp.	1,246,500	24,204,095
Subaru Corp.	119,100	2,066,598
SUMCO Corp. (b)	67,300	725,508
Sumitomo Corp.	207,300	4,628,888
Sumitomo Electric Industries Ltd. (b)	145,600	2,336,583
Sumitomo Metal Mining Co. Ltd.	49,900	1,496,930
Sumitomo Mitsui Financial Group, Inc.	745,800	15,876,405
Sumitomo Mitsui Trust Holdings, Inc.	132,300	3,136,390
Sumitomo Realty & Development Co. Ltd.	56,800	1,908,423
Suntory Beverage & Food Ltd.	27,500	1,037,018
Suzuki Motor Corp. (b)	307,000	3,417,908
Sysmex Corp.	94,800	1,873,599
T&D Holdings, Inc.	92,500	1,613,447
Taisei Corp.	35,000	1,531,739
Takeda Pharmaceutical Co. Ltd.	313,717	8,998,748
TDK Corp.	380,000	4,842,981
Terumo Corp.	261,800	4,941,695
TIS, Inc.	46,800	1,194,539
Toho Co. Ltd.	21,600	877,802
Tokio Marine Holdings, Inc.	372,700	13,629,710
Tokyo Electric Power Co. Holdings, Inc. (a)	308,400	1,373,182
Tokyo Electron Ltd.	89,500	15,823,930
Tokyo Gas Co. Ltd.	68,500	1,598,046
Tokyu Corp.	97,600	1,264,351
TOPPAN Holdings, Inc.	47,700	1,415,260

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Toray Industries, Inc.	284,700	$1,678,265
TOTO Ltd. (b)	25,200	940,243
Toyota Industries Corp.	29,100	2,242,922
Toyota Motor Corp.	2,049,900	36,436,457
Toyota Tsusho Corp.	123,300	2,228,261
Trend Micro, Inc.	23,600	1,400,095
Unicharm Corp.	82,900	3,003,850
West Japan Railway Co.	88,200	1,679,648
Yakult Honsha Co. Ltd. (b)	51,400	1,192,650
Yamaha Motor Co. Ltd.	177,900	1,591,946
Yaskawa Electric Corp.	47,000	1,642,240
Yokogawa Electric Corp.	47,700	1,218,844
Zensho Holdings Co. Ltd.	17,800	987,562
ZOZO, Inc. (b)	26,100	951,380
		779,637,953
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	907,774
LUXEMBOURG — 0.1%
ArcelorMittal SA	95,589	2,511,297
Eurofins Scientific SE	28,388	1,802,731
		4,314,028
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	2,091,381
Sands China Ltd. (a)	452,000	1,159,168
		3,250,549
NETHERLANDS — 4.3%
ABN AMRO Bank NV GDR (d)	87,824	1,588,349
Adyen NV (a) (d)	4,327	6,773,365
Aegon Ltd.	267,823	1,724,078
Akzo Nobel NV	33,109	2,339,018
Argenx SE (a)	11,813	6,402,103
ASM International NV	9,213	6,060,312
ASML Holding NV	79,457	66,118,320
ASR Nederland NV	31,991	1,570,957
BE Semiconductor Industries NV	15,042	1,906,235
Euronext NV (d)	16,963	1,844,881
EXOR NV	19,902	2,135,648
Heineken Holding NV	25,363	1,919,173
Heineken NV (b)	57,005	5,066,732
IMCD NV	11,913	2,072,769
ING Groep NV	660,646	11,999,050
JDE Peet's NV	20,587	431,032
Koninklijke Ahold Delhaize NV	183,631	6,359,332
Koninklijke KPN NV	784,471	3,212,243
Koninklijke Philips NV (a)	160,925	5,283,843
NN Group NV	54,847	2,741,074
OCI NV	20,735	591,954
Randstad NV (b)	21,293	1,059,877
Universal Music Group NV (b)	163,234	4,281,168
Wolters Kluwer NV	49,438	8,348,022
		151,829,535
Security Description	Shares	Value
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	250,906	$1,192,503
Fisher & Paykel Healthcare Corp. Ltd.	116,259	2,570,451
Mercury NZ Ltd.	140,603	577,008
Meridian Energy Ltd.	261,191	987,126
Spark New Zealand Ltd.	365,301	704,241
Xero Ltd. (a)	29,246	3,032,051
		9,063,380
NORWAY — 0.5%
Aker BP ASA	62,807	1,348,848
DNB Bank ASA	178,805	3,673,663
Equinor ASA	167,287	4,235,918
Gjensidige Forsikring ASA	44,580	835,506
Kongsberg Gruppen ASA	17,362	1,701,147
Mowi ASA	93,971	1,692,926
Norsk Hydro ASA	276,238	1,795,489
Orkla ASA	150,711	1,423,023
Salmar ASA	14,543	764,247
Telenor ASA	121,103	1,552,212
		19,022,979
POLAND — 0.0% (c)
InPost SA (a)	42,432	802,215
PORTUGAL — 0.2%
EDP SA	620,854	2,842,293
Galp Energia SGPS SA	91,189	1,709,762
Jeronimo Martins SGPS SA	58,707	1,155,772
		5,707,827
SINGAPORE — 1.5%
CapitaLand Ascendas REIT	785,815	1,753,066
CapitaLand Integrated Commercial Trust REIT	1,117,341	1,847,709
CapitaLand Investment Ltd.	514,482	1,252,093
DBS Group Holdings Ltd.	397,792	11,806,541
Genting Singapore Ltd.	1,255,700	857,050
Grab Holdings Ltd. Class A (a)	435,500	1,654,900
Keppel Ltd.	284,500	1,471,322
Oversea-Chinese Banking Corp. Ltd.	676,666	7,970,091
Sea Ltd. ADR (a)	73,900	6,967,292
Sembcorp Industries Ltd.	198,600	858,225
Singapore Airlines Ltd. (b)	281,049	1,490,743
Singapore Exchange Ltd.	167,000	1,487,629
Singapore Technologies Engineering Ltd.	302,100	1,098,117
Singapore Telecommunications Ltd.	1,483,800	3,750,009
STMicroelectronics NV	134,331	3,995,372
United Overseas Bank Ltd.	250,190	6,278,169
		54,538,328
SOUTH AFRICA — 0.2%
Anglo American PLC	252,648	8,231,619

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a) (d)	35,875	$1,450,187
SPAIN — 2.7%
Acciona SA	4,395	625,393
ACS Actividades de Construccion y Servicios SA	34,305	1,588,108
Aena SME SA (d)	14,716	3,245,342
Amadeus IT Group SA	89,009	6,449,057
Banco Bilbao Vizcaya Argentaria SA	1,137,646	12,325,957
Banco de Sabadell SA (b)	1,088,664	2,319,442
Banco Santander SA	3,093,682	15,884,167
CaixaBank SA	732,375	4,384,358
Cellnex Telecom SA (a) (d)	105,794	4,301,342
EDP Renovaveis SA	68,045	1,193,043
Endesa SA	65,821	1,442,011
Grifols SA (a) (b)	51,836	591,532
Iberdrola SA	1,219,456	18,903,931
Industria de Diseno Textil SA	218,238	12,943,022
Redeia Corp. SA	82,554	1,609,588
Repsol SA	238,864	3,157,690
Telefonica SA (b)	792,497	3,888,115
		94,852,098
SWEDEN — 3.3%
AddTech AB Class B	51,895	1,557,372
Alfa Laval AB	58,645	2,820,995
Assa Abloy AB Class B	199,606	6,726,655
Atlas Copco AB Class A	539,146	10,448,793
Atlas Copco AB Class B	309,483	5,306,330
Beijer Ref AB (b)	75,942	1,250,766
Boliden AB	51,466	1,749,111
Epiroc AB Class A	130,391	2,823,513
Epiroc AB Class B	82,024	1,556,066
EQT AB (b)	72,909	2,499,445
Essity AB Class B	122,963	3,844,186
Evolution AB (d)	35,751	3,519,869
Fastighets AB Balder Class B (a)	128,686	1,132,664
Getinge AB Class B	45,194	975,519
H & M Hennes & Mauritz AB Class B (b)	113,593	1,936,435
Hexagon AB Class B	414,543	4,465,807
Holmen AB Class B	16,166	700,762
Husqvarna AB Class B (b)	69,019	483,431
Industrivarden AB Class A	26,641	986,100
Industrivarden AB Class C (b)	33,341	1,227,847
Indutrade AB	53,245	1,657,767
Investment AB Latour Class B	32,040	1,001,033
Investor AB Class B	344,871	10,633,687
L E Lundbergforetagen AB Class B (b)	16,401	940,057
Lifco AB Class B	48,109	1,586,136
Nibe Industrier AB Class B (b)	309,051	1,696,997
Saab AB Class B (b)	62,876	1,339,199
Sagax AB Class B	40,834	1,165,005
Sandvik AB	211,927	4,743,823
Security Description	Shares	Value
Securitas AB Class B	104,741	$1,331,918
Skandinaviska Enskilda Banken AB Class A	315,487	4,831,932
Skanska AB Class B	68,771	1,436,941
SKF AB Class B	72,826	1,451,261
Svenska Cellulosa AB SCA Class B	119,298	1,741,229
Svenska Handelsbanken AB Class A	294,018	3,023,832
Swedbank AB Class A	167,530	3,558,314
Swedish Orphan Biovitrum AB (a)	40,740	1,314,246
Tele2 AB Class B	102,295	1,159,530
Telefonaktiebolaget LM Ericsson Class B (b)	563,153	4,262,287
Telia Co. AB	465,670	1,508,652
Trelleborg AB Class B	43,518	1,675,189
Volvo AB Class A	41,104	1,098,096
Volvo AB Class B	318,850	8,436,317
Volvo Car AB Class B (a) (b)	162,746	448,264
		118,053,378
SWITZERLAND — 6.5%
ABB Ltd.	313,146	18,186,263
Adecco Group AG	34,448	1,175,287
Alcon, Inc.	100,106	10,006,446
Avolta AG	19,349	821,166
Bachem Holding AG (b)	7,469	630,422
Baloise Holding AG	9,114	1,863,748
Banque Cantonale Vaudoise	6,849	709,217
Barry Callebaut AG	659	1,223,394
BKW AG	3,766	684,849
Chocoladefabriken Lindt & Spruengli AG (e)	197	2,547,887
Chocoladefabriken Lindt & Spruengli AG (e)	21	2,683,658
Cie Financiere Richemont SA Class A	107,337	17,025,299
Clariant AG	48,382	734,147
DSM-Firmenich AG	37,301	5,147,524
EMS-Chemie Holding AG	1,465	1,233,063
Galderma Group AG (a)	9,500	885,188
Geberit AG	6,559	4,287,396
Givaudan SA	1,844	10,143,038
Helvetia Holding AG	7,286	1,261,047
Julius Baer Group Ltd.	40,892	2,467,433
Kuehne & Nagel International AG	9,758	2,669,843
Logitech International SA	30,338	2,717,491
Lonza Group AG	14,421	9,139,312
Novartis AG	391,678	45,108,787
Partners Group Holding AG	4,573	6,884,844
Sandoz Group AG	81,185	3,394,458
Schindler Holding AG (e)	8,422	2,476,031
Schindler Holding AG (e)	4,669	1,331,153
SGS SA	29,984	3,353,317
SIG Group AG	64,401	1,439,871

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Sika AG	30,440	$10,107,574
Sonova Holding AG	10,000	3,601,446
Straumann Holding AG	22,133	3,627,393
Swatch Group AG	9,691	416,453
Swatch Group AG Bearer Shares	5,970	1,282,748
Swiss Life Holding AG	5,596	4,683,511
Swiss Prime Site AG	15,571	1,750,826
Swisscom AG	5,125	3,356,722
Temenos AG	10,416	730,991
UBS Group AG	653,041	20,174,558
VAT Group AG (d)	5,270	2,691,383
Zurich Insurance Group AG	29,222	17,660,335
		232,315,519
UNITED KINGDOM — 10.7%
3i Group PLC	194,126	8,605,915
Admiral Group PLC	50,731	1,894,456
Ashtead Group PLC	86,395	6,705,156
Associated British Foods PLC	67,556	2,114,076
AstraZeneca PLC	308,159	47,898,863
Auto Trader Group PLC (d)	181,317	2,110,571
Aviva PLC	524,755	3,403,962
BAE Systems PLC	602,701	10,004,353
Barclays PLC	2,905,465	8,751,260
Barratt Developments PLC	275,211	1,767,141
Berkeley Group Holdings PLC	18,951	1,199,820
British American Tobacco PLC	395,086	14,435,792
BT Group PLC (b)	1,299,617	2,578,252
Bunzl PLC	68,965	3,269,167
Centrica PLC	1,047,351	1,638,773
CK Hutchison Holdings Ltd.	550,000	3,165,111
Coca-Cola Europacific Partners PLC	40,900	3,220,875
Compass Group PLC	341,400	10,963,003
Croda International PLC	28,161	1,592,918
DCC PLC	19,766	1,350,843
Diageo PLC	442,434	15,447,725
Entain PLC	135,639	1,388,560
Halma PLC	74,025	2,589,571
Hargreaves Lansdown PLC	69,799	1,043,449
HSBC Holdings PLC	3,697,444	33,189,400
Imperial Brands PLC	164,519	4,795,321
Informa PLC	265,029	2,915,782
InterContinental Hotels Group PLC	32,313	3,526,388
Intertek Group PLC	33,033	2,286,334
J Sainsbury PLC	356,443	1,412,350
JD Sports Fashion PLC	501,204	1,035,662
Kingfisher PLC	387,068	1,671,803
Land Securities Group PLC REIT	143,450	1,252,632
Legal & General Group PLC	1,210,097	3,673,217
Lloyds Banking Group PLC	12,455,963	9,824,184
London Stock Exchange Group PLC	95,470	13,087,590
M&G PLC	451,336	1,255,598
Security Description	Shares	Value
Melrose Industries PLC	259,564	$1,586,592
National Grid PLC	954,502	13,187,301
NatWest Group PLC	1,327,144	6,121,983
Next PLC	24,735	3,245,499
Pearson PLC	118,312	1,608,401
Persimmon PLC	66,397	1,463,727
Phoenix Group Holdings PLC	145,994	1,095,663
Reckitt Benckiser Group PLC	137,284	8,428,353
RELX PLC	374,298	17,617,438
Rentokil Initial PLC	497,108	2,429,803
Rolls-Royce Holdings PLC (a)	1,686,942	11,929,368
Sage Group PLC	196,294	2,697,496
Schroders PLC	159,095	745,200
Segro PLC REIT	260,230	3,050,778
Severn Trent PLC	53,275	1,887,983
Smith & Nephew PLC	170,731	2,651,935
Smiths Group PLC	69,123	1,554,882
Spirax Group PLC	13,830	1,394,097
SSE PLC	222,945	5,631,057
Standard Chartered PLC	428,224	4,554,976
Taylor Wimpey PLC	714,533	1,574,714
Tesco PLC	1,357,996	6,533,889
Unilever PLC	495,315	32,149,851
United Utilities Group PLC	141,323	1,981,886
Vodafone Group PLC	4,609,951	4,640,139
Whitbread PLC	37,255	1,566,121
Wise PLC Class A (a)	120,682	1,087,002
WPP PLC	224,210	2,295,278
		381,777,285
UNITED STATES — 8.6%
BP PLC	3,273,316	17,198,215
CSL Ltd.	95,958	19,057,912
CyberArk Software Ltd. (a)	8,300	2,420,363
Experian PLC	182,018	9,597,525
Ferrovial SE	103,333	4,449,232
GSK PLC	827,625	16,835,185
Haleon PLC	1,458,729	7,687,737
Holcim AG	102,812	10,062,425
James Hardie Industries PLC CDI (a)	86,204	3,434,546
Monday.com Ltd. (a)	7,400	2,055,498
Nestle SA	520,838	52,457,349
Qiagen NV (a)	43,797	1,978,160
Roche Holding AG	139,614	44,786,377
Roche Holding AG Bearer Shares (b)	6,283	2,155,533
Sanofi SA	227,565	26,133,922
Schneider Electric SE	109,174	28,779,475
Shell PLC	1,258,179	40,925,693
Stellantis NV	415,128	5,748,672
Swiss Re AG	60,224	8,331,623
Tenaris SA	92,921	1,465,863
		305,561,305
TOTAL COMMON STOCKS (Cost $2,265,858,919)		3,493,974,735

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	43,815,271	$43,815,271
State Street Navigator Securities Lending Portfolio II (h) (i)	65,682,338	65,682,338
TOTAL SHORT-TERM INVESTMENTS (Cost $109,497,609)		109,497,609
TOTAL INVESTMENTS — 100.8% (Cost $2,375,356,528)		3,603,472,344
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(29,467,201)
NET ASSETS — 100.0%		$3,574,005,143
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	580	12/20/2024	$70,531,846	$72,146,200	$1,614,354

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,493,974,735	$—	$—	$3,493,974,735
Short-Term Investments	109,497,609	—	—	109,497,609
TOTAL INVESTMENTS	$3,603,472,344	$—	$—	$3,603,472,344
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,614,354	$—	$—	$1,614,354
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,614,354	$—	$—	$1,614,354
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	20.1%
Industrials	17.0
Health Care	13.0
Consumer Discretionary	10.7
Consumer Staples	8.6
Information Technology	8.5
Materials	6.7
Communication Services	4.2
Energy	3.5
Utilities	3.3
Real Estate	2.1
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$301,920,019	$351,807,183	$(10,175)	$1,301	—	$—	$2,766,722
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	47,430,584	3,615,313	—	—	43,815,271	43,815,271	112,405
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	280,985,843	253,645,381	—	—	65,682,338	65,682,338	470,687
Total		$88,237,914	$630,336,446	$609,067,877	$(10,175)	$1,301		$109,497,609	$3,349,814
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's securities to no longer reflect their value at the time of the Portfolio's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2024, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2024, are disclosed in the Schedule of Investments.